Document and Entity Information	12 Months Ended
Jan. 31, 2026
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	DESTINATION XL GROUP, INC.
Entity Central Index Key	0000813298